Derivatives - Derivative financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Foreign currency option, swaps and forwards
Financial liabilities
Opening value at January 1	€ 10	€ 654
Fair value adjustments	417	1,949
Exchange rate difference	0	28
Closing value at December 31	427	2,631
Foreign currency forwards
Financial assets
Opening value at January 1	1	0
Fair value adjustments	(1)	22
Closing value at June 30	€ 0	€ 22